Fair Value Disclosures (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	$ 2,061	$ 1,187
Total losses (realized/unrealized) included in earnings	(11)	(19)
Net unrealized gains included in stockholder's equity	53	92
Sales	(618)	(281)
Net transfers	(1)	1,082
Balance, end of period	1,484	2,061
Transfers from Level 1 to Level 2 financial assets	0
Transfers from Level 2 to Level 1 financial assets	0
Fixed maturity securities | Corporate
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	2,060	1,187
Total losses (realized/unrealized) included in earnings	(11)	(19)
Net unrealized gains included in stockholder's equity	52	91
Sales	(618)	(281)
Net transfers	0	1,082
Balance, end of period	1,483	2,060
Equity securities | Non-redeemable preferred stocks
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	1	0
Total losses (realized/unrealized) included in earnings	0	0
Net unrealized gains included in stockholder's equity	1	1
Sales	0	0
Net transfers	(1)	0
Balance, end of period	$ 1	$ 1